UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Fl.
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31
Date of reporting period: January 31, 2008

ITEM 1.           SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS
INSTITUTIONAL TRUST

SMASH SERIES MEC FUND

FORM NQ
JANUARY 31, 2008

Notes to Schedule of Investments (unaudited)

Investment in SMASh Series MEC Portfolio, at value $10,027.

1. Organization and Significant Accounting Policies

SMASh Series MEC Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in SMASh Series MEC Portfolio (the “Portfolio”), a management investment company that has the same investment objectives as the Fund.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each such affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA in lieu of a management fee being charged by LMPFA to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (0.08% at January 31, 2008) in the net assets of the Portfolio. Valuation of securities by the portfolio is discussed in Note 1(a) of the Portfolio’s Notes to Schedule of Investments, which are included elsewhere in this report.

SMASh Series MEC Portfolio

Schedule of Investments (unaudited)	January 31, 2008

Face
Amount	Security	Value

MUNICIPAL BONDS — 32.1%
Colorado — 2.4%
$ 300,000	Colorado Educational & Cultural Facilities Authority Revenue, Cheyenne
	Mountain Charter Academy, 5.250% due 6/15/25	$306,432

Illinois — 1.8%
250,000	Illinois Finance Authority Student Housing Revenue, Refunding, Educational
	Advancement Fund Inc., 5.250% due 5/1/34	228,423

Massachusetts — 1.6%
200,000	Massachusetts State, HEFA Revenue, Partners Healthcare System Inc.,
	5.000% due 7/1/20	208,246

Michigan — 2.0%
250,000	Michigan State, Housing Development Authority, Rental Housing Revenue,
	5.300% due 10/1/26	250,880

New York — 6.0%
200,000	Nassau County, NY, Industrial Development Agency Revenue, Continuing
	Care Retirement, Amsterdam at Harborside, 6.700% due 1/1/43	203,748
500,000	New York City, NY, TFA, Future Tax Secured, 5.250% due 8/1/12	555,345

	Total New York	759,093

Oklahoma — 4.3%
500,000	Tulsa County, OK, Industrial Authority Health Care Revenue, Saint Francis
	Health Systems, 5.000% due 12/15/16	543,190

Pennsylvania — 9.3%
1,000,000	Pennsylvania State, GO, FSA, 5.375% due 7/1/20	1,167,570

Tennessee — 3.1%
400,000	Tennessee Energy Acquisition Corp., Gas Revenue, 5.000% due 2/1/23	395,428

Texas — 1.6%
200,000	Burnet County, TX, Public Facility Project Revenue, 7.750% due 8/1/29	197,324

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $4,039,756)	4,056,586

SHORT-TERM INVESTMENTS — 70.5%
Alabama — 7.9%
500,000	Jefferson County, AL, Limited Obligation School Warrant, AMBAC, SPA-
	Depfa Bank PLC, 7.750%, 2/7/08 (a)	500,000
500,000	Southeast Alabama Gas District, Alabama Revenue, SPA-Societe Generale,
	1.920%, 2/1/08 (a)	500,000

	Total Alabama	1,000,000

Colorado — 3.9%
500,000	Colorado Educational & Cultural Facilities Authority Revenue, National
	Jewish Federation Bond Program, LOC-JPMorgan Chase, 1.900%, 2/1/08 (a)	500,000

Delaware — 3.9%
500,000	University of Delaware Revenue, SPA-Bank of America, 1.950%, 2/1/08 (a)	500,000

Florida — 11.9%
500,000	Gainesville, FL, Utilities System Revenue, SPA-SunTrust Bank, 2.000%,
	2/1/08	500,000
500,000	Jacksonville, FL, Electric Authority Revenue, Electric Systems, SPA-Bank of
	America, 1.900%, 2/1/08 (a)	500,000
500,000	Orlando & Orange County, FL, Expressway Authority, FSA, SPA-Dexia
	Credit Local, 2.100%, 2/7/08 (a)	500,000

	Total Florida	1,500,000

See Notes to Schedule of Investments.

SMASh Series MEC Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2008

Face
Amount	Security	Value

SHORT-TERM INVESTMENTS — 70.5% (continued)
Georgia — 4.0%
$ 500,000	Atlanta, GA, Airport Revenue, Refunding, MBIA, SPA-Landesbank Hessen-
	Thuringen, 7.000%, 2/7/08 (a)	$500,000

Illinois — 7.8%
500,000	Cook County, IL, Catholic Theological University Project, LOC-Harris Trust
	and Savings Bank, 2.180%, 2/6/08 (a)	500,000
490,000	Romeoville, IL, Revenue, Refunding, Lewis University, LOC-JPMorgan
	Chase, 1.900%, 2/1/08 (a)	490,000

	Total Illinois	990,000

Iowa — 4.0%
500,000	Iowa Finance Authority, Health Care Facilities Revenue, Iowa Health
	Systems, AMBAC, SPA-Morgan Stanley, 6.000%, 2/6/08 (a)	500,000

Kentucky — 1.6%
200,000	Berea, KY, Educational Facilities Revenue, Berea College Project, 1.950%,
	2/1/08 (a)	200,000

Massachusetts — 0.8%
100,000	Massachusetts State, GO, Consolidated Loan, SPA-Bank of America, 1.900%,
	2/1/08 (a)	100,000

Michigan — 2.4%
300,000	Northern Michigan University, MI, Revenue, General, AMBAC, SPA-Depfa
	Bank PLC, 6.500%, 2/1/08 (a)	300,000

Missouri — 0.8%
100,000	University of Missouri, University Revenues, System Facilities, 1.900%,
	2/1/08 (a)	100,000

Nevada — 4.0%
500,000	Las Vegas Valley, NV, Water District, GO, Water Improvement, SPA-Dexia
	Credit Local, 2.000%, 2/1/08 (a)	500,000

New Hampshire — 1.6%
200,000	New Hampshire HEFA Revenue, Dartmouth College, SPA-JPMorgan Chase,
	1.900%, 2/1/08 (a)	200,000

North Carolina — 2.4%
300,000	Guilford County, NC, GO, SPA-Wachovia Bank, 2.150%, 2/7/08 (a)	300,000

Oregon — 1.6%
200,000	Medford, OR, Hospital Facilities Authority Revenue, Cascade Manor Project,
	LOC-KBC Bank, 1.900%, 2/1/08 (a)	200,000

Texas — 7.9%
500,000	Capital Area Cultural Education Facilities Finance Corp., TX, Roman
	Catholic Diocese, LOC-Wachovia Bank, 2.000%, 2/7/08 (a)	500,000
500,000	Harris County, TX, IDC, PCR, Exxon Project, 1.890%, 2/1/08 (a)	500,000

	Total Texas	1,000,000

Virginia — 4.0%
500,000	Virginia College Building Authority, VA, Various Shenandoah University
	Projects, 2.000%, 2/1/08 (a)	500,000

	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $8,890,000)	8,890,000

	TOTAL INVESTMENTS — 102.6% (Cost — $12,929,756#)	12,946,586
	Liabilities in Excess of Other Assets — (2.6)%	(333,936)

	TOTAL NET ASSETS — 100.0%	$12,612,650

(a) Variable rate demand obligations have a demand feature under which the Portfolio can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

# Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

SMASh Series MEC Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2008

Abbreviations used in this schedule:
AMBAC - Ambac Assurance Corporation - Insured Bonds
FSA - Financial Security Assurance - Insured Bonds
GO - General Obligation
HEFA - Health & Educational Facilities Authority
IDC - Industrial Development Corporation
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance Corporation - Insured Bonds
PCR - Pollution Control Revenue
SPA - Standby Bond Purchase Agreement
TFA - Transitional Finance Authority

Summary of Investments by Industry* (unaudited)

Education	23.8%
Utilities	11.6
Other Revenue	9.9
State General Obligation	9.0
Hospitals	8.5
Transportation	7.7
General Obligation	7.0
Special Tax	4.2
Miscellaneous	3.9
Pollution Control	3.9
Public Facilities	3.9
Electric	3.1
Housing	1.9
Leasing	1.6

100%

*As a percentage of total investments. Please note that Fund holdings are as of January 31, 2008 and subject to change.

Ratings Table** (January 31, 2008) (unaudited)

S&P/Moody’s†
AAA/Aaa	13.3%
AA/Aa	10.8
A	2.4
BBB/Baa	1.8
A-1/VMIG1	68.6
NR	3.1

100%

** As a percent of total investments
† S&P primary rating and Moody’s secondary

See pages 4 and 5 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC,
CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.
Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.
A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited)(continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—	Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC
and CC	—	Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1	—	Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

SMASh Series MEC Portfolio (the “Portfolio”) is a separate investment series of the Master Portfolio Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the”1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$25,631
Gross unrealized depreciation	(8,801)

Net unrealized appreciation	$16,830

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: March 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: March 28, 2008

By: /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: March 28, 2008